Portfolio of Investments February 28, 2025
Lifestyle Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—40.2%
1,677,923
Nuveen Core Bond Fund, Class R6 $ 15,453,670
1,670,388
Nuveen Core Plus Bond Fund, Class R6 15,451,089
TOTAL FIXED INCOME 30,904,759
INTERNATIONAL EQUITY—7.0%
117,125
Nuveen Emerging Markets Equity Fund, Class R6 936,999
162,369
Nuveen International Equity Fund, Class R6 2,323,501
92,348
Nuveen International Opportunities Fund, Class R6 1,400,919
69,038
Nuveen Quant International Small Cap Equity Fund, Class R6 734,570
TOTAL INTERNATIONAL EQUITY 5,395,989
SHORT-TERM FIXED INCOME—39.8%
3,022,775
Nuveen Short Term Bond Fund, Class R6 30,650,935
TOTAL SHORT-TERM FIXED INCOME 30,650,935
U.S. EQUITY—13.0%
97,834
Nuveen Core Equity Fund, Class R6 1,474,362
23,348
Nuveen Dividend Growth Fund, Class R6 1,482,606
100,437
Nuveen Dividend Value Fund, Class R6 1,496,508
49,761
Nuveen Growth Opportunities ETF 1,689,884
59,816
Nuveen Large Cap Growth Fund, Class R6 1,682,018
64,069
Nuveen Large Cap Value Fund, Class R6 1,500,491
16,561
Nuveen Quant Small Cap Equity Fund, Class R6 298,261
24,899
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 366,022
TOTAL U.S. EQUITY 9,990,152
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $74,894,308) 76,941,835
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$74,000 (b) Bank of New York Mellon Corp 4 .350% 03/03/25 74,000
TOTAL REPURCHASE AGREEMENT 74,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $74,000) 74,000
TOTAL INVESTMENTS—100.1%
(Cost $74,968,308) 77,015,835
OTHER ASSETS & LIABILITIES, NET—(0.1)% (63,632)
NET ASSETS—100.0% $ 76,952,203
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Bank of New York Mellon Corp, 4.350% dated 2/28/25 to be repurchased at $74,618 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 12/15/27, valued at $75,489.

Lifestyle Income

Portfolio of Investments February 28, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Affiliated investment companies $76,941,835 $— $— $76,941,835
Short-term investments — 74,000 — 74,000
Total $76,941,835 $74,000 $— $77,015,835
1 1 1 1 1

Portfolio of Investments February 28, 2025
Lifestyle Conservative

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—40.1%
3,401,402
Nuveen Core Bond Fund, Class R6 $ 31,326,909
10,159,982
Nuveen Core Plus Bond Fund, Class R6 93,979,830
TOTAL FIXED INCOME 125,306,739
INTERNATIONAL EQUITY—14.0%
947,334
Nuveen Emerging Markets Equity Fund, Class R6 7,578,675
1,319,737
Nuveen International Equity Fund, Class R6 18,885,435
742,713
Nuveen International Opportunities Fund, Class R6 11,266,953
561,348
Nuveen Quant International Small Cap Equity Fund, Class R6 5,972,741
TOTAL INTERNATIONAL EQUITY 43,703,804
SHORT-TERM FIXED INCOME—19.9%
6,122,550
Nuveen Short Term Bond Fund, Class R6 62,082,661
TOTAL SHORT-TERM FIXED INCOME 62,082,661
U.S. EQUITY—25.9%
791,092
Nuveen Core Equity Fund, Class R6 11,921,754
188,192
Nuveen Dividend Growth Fund, Class R6 11,950,214
811,672
Nuveen Dividend Value Fund, Class R6 12,093,916
403,152
Nuveen Growth Opportunities ETF 13,691,042
483,058
Nuveen Large Cap Growth Fund, Class R6 13,583,605
517,538
Nuveen Large Cap Value Fund, Class R6 12,120,739
133,648
Nuveen Quant Small Cap Equity Fund, Class R6 2,407,008
201,597
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 2,963,483
TOTAL U.S. EQUITY 80,731,761
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $288,605,381) 311,824,965
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$318,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 317,889
TOTAL GOVERNMENT AGENCY DEBT 317,889
TOTAL SHORT-TERM INVESTMENTS
(Cost $317,927) 317,889
TOTAL INVESTMENTS—100.0%
(Cost $288,923,308) 312,142,854
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,294)
NET ASSETS—100.0% $ 312,141,560
ETF Exchange Traded Fund
(a) Affiliated fund.

Lifestyle Conservative

Portfolio of Investments February 28, 2025
(continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Conservative
Affiliated investment companies $311,824,965 $— $— $311,824,965
Short-term investments — 317,889 — 317,889
Total $311,824,965 $317,889 $— $312,142,854
1 1 1 1 1

Portfolio of Investments February 28, 2025
Lifestyle Moderate

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—40.2%
24,618,380
Nuveen Core Plus Bond Fund, Class R6 $ 227,720,019
TOTAL FIXED INCOME 227,720,019
INTERNATIONAL EQUITY—21.0%
2,583,541
Nuveen Emerging Markets Equity Fund, Class R6 20,668,332
3,599,804
Nuveen International Equity Fund, Class R6 51,513,194
2,020,901
Nuveen International Opportunities Fund, Class R6 30,657,070
1,528,411
Nuveen Quant International Small Cap Equity Fund, Class R6 16,262,289
TOTAL INTERNATIONAL EQUITY 119,100,885
U.S. EQUITY—38.7%
2,146,849
Nuveen Core Equity Fund, Class R6 32,353,019
511,076
Nuveen Dividend Growth Fund, Class R6 32,453,331
2,205,501
Nuveen Dividend Value Fund, Class R6 32,861,960
1,095,288
Nuveen Growth Opportunities ETF 37,195,981
1,311,300
Nuveen Large Cap Growth Fund, Class R6 36,873,761
1,405,131
Nuveen Large Cap Value Fund, Class R6 32,908,174
363,213
Nuveen Quant Small Cap Equity Fund, Class R6 6,541,473
548,027
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 8,056,003
TOTAL U.S. EQUITY 219,243,702
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $494,152,014) 566,064,606
TOTAL INVESTMENTS—99.9%
(Cost $494,152,014) 566,064,606
OTHER ASSETS & LIABILITIES, NET—0.1% 402,248
NET ASSETS—100.0% $ 566,466,854
ETF Exchange Traded Fund
(a) Affiliated fund.

Lifestyle Moderate

Portfolio of Investments February 28, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Lifestyle Moderate
Affiliated investment companies $566,064,606 $— $— $566,064,606
Total $566,064,606 $— $— $566,064,606
1 1 1 1 1

Portfolio of Investments February 28, 2025
Lifestyle Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—20.2%
6,721,102
Nuveen Core Plus Bond Fund, Class R6 $ 62,170,190
TOTAL FIXED INCOME 62,170,190
INTERNATIONAL EQUITY—28.1%
1,885,032
Nuveen Emerging Markets Equity Fund, Class R6 15,080,253
2,611,947
Nuveen International Equity Fund, Class R6 37,376,960
1,477,605
Nuveen International Opportunities Fund, Class R6 22,415,267
1,109,661
Nuveen Quant International Small Cap Equity Fund, Class R6 11,806,790
TOTAL INTERNATIONAL EQUITY 86,679,270
U.S. EQUITY—51.7%
1,563,895
Nuveen Core Equity Fund, Class R6 23,567,897
373,305
Nuveen Dividend Growth Fund, Class R6 23,704,854
1,603,448
Nuveen Dividend Value Fund, Class R6 23,891,375
797,788
Nuveen Growth Opportunities ETF 27,092,880
951,917
Nuveen Large Cap Growth Fund, Class R6 26,767,892
1,025,263
Nuveen Large Cap Value Fund, Class R6 24,011,650
263,765
Nuveen Quant Small Cap Equity Fund, Class R6 4,750,400
399,542
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 5,873,263
TOTAL U.S. EQUITY 159,660,211
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $250,453,060) 308,509,671
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$228,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 227,920
TOTAL GOVERNMENT AGENCY DEBT 227,920
TOTAL SHORT-TERM INVESTMENTS
(Cost $227,948) 227,920
TOTAL INVESTMENTS—100.1%
(Cost $250,681,008) 308,737,591
OTHER ASSETS & LIABILITIES, NET—(0.1)% (188,859)
NET ASSETS—100.0% $ 308,548,732
ETF Exchange Traded Fund
(a) Affiliated fund.

Lifestyle Growth

Portfolio of Investments February 28, 2025
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Growth
Affiliated investment companies $308,509,671 $— $— $308,509,671
Short-term investments — 227,920 — 227,920
Total $308,509,671 $227,920 $— $308,737,591
1 1 1 1 1

Portfolio of Investments February 28, 2025
Lifestyle Aggressive Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
INTERNATIONAL EQUITY—35.1%
1,884,246
Nuveen Emerging Markets Equity Fund, Class R6 $ 15,073,965
2,616,985
Nuveen International Equity Fund, Class R6 37,449,051
1,476,506
Nuveen International Opportunities Fund, Class R6 22,398,595
1,108,636
Nuveen Quant International Small Cap Equity Fund, Class R6 11,795,891
TOTAL INTERNATIONAL EQUITY 86,717,502
U.S. EQUITY—64.8%
1,569,815
Nuveen Core Equity Fund, Class R6 23,657,113
372,714
Nuveen Dividend Growth Fund, Class R6 23,667,310
1,606,009
Nuveen Dividend Value Fund, Class R6 23,929,534
802,697
Nuveen Growth Opportunities ETF 27,259,590
954,366
Nuveen Large Cap Growth Fund, Class R6 26,836,771
1,024,054
Nuveen Large Cap Value Fund, Class R6 23,983,353
264,511
Nuveen Quant Small Cap Equity Fund, Class R6 4,763,836
397,918
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 5,849,400
TOTAL U.S. EQUITY 159,946,907
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $188,343,931) 246,664,409
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$157,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 156,945
TOTAL GOVERNMENT AGENCY DEBT 156,945
TOTAL SHORT-TERM INVESTMENTS
(Cost $156,964) 156,945
TOTAL INVESTMENTS—100.0%
(Cost $188,500,895) 246,821,354
OTHER ASSETS & LIABILITIES, NET—(0.0)% (59,024)
NET ASSETS—100.0% $ 246,762,330
ETF Exchange Traded Fund
(a) Affiliated fund.

Lifestyle Aggressive Growth

Portfolio of Investments February 28, 2025
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Aggressive Growth
Affiliated investment companies $246,664,409 $— $— $246,664,409
Short-term investments — 156,945 — 156,945
Total $246,664,409 $156,945 $— $246,821,354
1 1 1 1 1

Portfolio of Investments February 28, 2025
Managed Allocation

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—40.2%
38,637,164
Nuveen Core Plus Bond Fund, Class R6 $ 357,393,767
TOTAL FIXED INCOME 357,393,767
INTERNATIONAL EQUITY—21.0%
4,061,166
Nuveen Emerging Markets Equity Fund, Class R6 32,489,331
5,642,266
Nuveen International Equity Fund, Class R6 80,740,829
3,156,342
Nuveen International Opportunities Fund, Class R6 47,881,705
2,405,284
Nuveen Quant International Small Cap Equity Fund, Class R6 25,592,224
TOTAL INTERNATIONAL EQUITY 186,704,089
U.S. EQUITY—38.8%
3,373,836
Nuveen Core Equity Fund, Class R6 50,843,715
803,874
Nuveen Dividend Growth Fund, Class R6 51,046,017
3,460,312
Nuveen Dividend Value Fund, Class R6 51,558,643
1,720,152
Nuveen Growth Opportunities ETF 58,416,362
2,059,051
Nuveen Large Cap Growth Fund, Class R6 57,900,505
2,212,224
Nuveen Large Cap Value Fund, Class R6 51,810,293
570,780
Nuveen Quant Small Cap Equity Fund, Class R6 10,279,749
860,939
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 12,655,800
TOTAL U.S. EQUITY 344,511,084
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $741,021,162) 888,608,940
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
GOVERNMENT AGENCY DEBT—0.0%
$171,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 170,940
TOTAL GOVERNMENT AGENCY DEBT 170,940
TOTAL SHORT-TERM INVESTMENTS
(Cost $170,961) 170,940
TOTAL INVESTMENTS—100.0%
(Cost $741,192,123) 888,779,880
OTHER ASSETS & LIABILITIES, NET—(0.0)% (223,903)
NET ASSETS—100.0% $ 888,555,977
ETF Exchange Traded Fund
(a) Affiliated fund.

Managed Allocation

Portfolio of Investments February 28, 2025
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Managed Allocation
Affiliated investment companies $888,608,940 $— $— $888,608,940
Short-term investments — 170,940 — 170,940
Total $888,608,940 $170,940 $— $888,779,880
1 1 1 1 1